Retirement Plans and Other Retiree Benefits - Target and Actual Asset Allocation of Pension Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%	100.00%
Actual Allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	38.00%	65.00%
Actual Allocation	62.00%	67.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	47.00%	35.00%
Actual Allocation	36.00%	33.00%
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	15.00%	0.00%
Actual Allocation	2.00%	0.00%